Series A Preferred Stock (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 20, 2025 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 20, 2024 shares	Mar. 31, 2024 USD ($)	Sep. 30, 2023 $ / shares
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized						10,000,000	10,000,000
Preferred stock, shares designated		10,000,000		10,000,000		10,000,000
Preferred stock, shares outstanding		4,126,667		4,126,667		4,126,667
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 11.5		$ 11.5		$ 11.5
Percentage of dividend				12.00%		12.00%
Dividends declared (in Dollars per share) | $ / shares
Net tangible assets (in Dollars) | $		$ 10,000,000		$ 10,000,000		$ 10,000,000
Unpaid dividend (in Dollars) | $		$ 1,400,000		1,400,000		100,000	$ 800,000
Dividend payment (in Dollars) | $				$ 1,820,000		$ 2,447,000
Unpaid cash dividend per share (in Dollars per share) | $ / shares				$ 10		$ 10
Conversion shares						2,500,000
Accrued dividends (in Dollars) | $				$ 3,700,000		$ 3,700,000
Fair value (in Dollars) | $						$ 1,200,000
Common Stock [Member]
Series A Preferred Stock [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 15
Sponsor [Member]
Series A Preferred Stock [Line Items]
Dividend payment (in Dollars) | $						$ 500,000	$ 600,000
Accrued dividends (in Dollars) | $						$ 500,000
Series A Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized		100,000,000		100,000,000		100,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares designated		10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding		4,126,667		4,126,667		4,126,667	4,500,000
Preferred stock, shares issued		4,126,667		4,126,667		4,126,667	4,500,000
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 10		$ 10		$ 3.63
Percentage of dividend				12.00%		12.00%
Original issuance price (in Dollars per share) | $ / shares				$ 10		$ 10
Net tangible assets (in Dollars) | $		$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10	$ 2,500,000	$ 10,000,000
Dividend payment (in Dollars) | $				$ 3,700,000		$ 3,700,000
Conversion shares				2,500,000
original issue price						10
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		1,000,000		1,000,000		1,000,000
Preferred stock, conversion price (in Dollars per share) | $ / shares						$ 10					$ 10
Series A Preferred Stock [Member] | Conversion Rights [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued									373,333
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 10		$ 10		10
Common stock converted price per share (in Dollars per share) | $ / shares						$ 15
Series A Preferred Stock [Member] | Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued						1,000,000
Series A Preferred Stock [Member] | Subscription Agreement [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		1,000,000		1,000,000
Series A Preferred Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		2,500,000		2,500,000		2,500,000
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 3.63		$ 3.63
Net tangible assets (in Dollars) | $										$ 10,000,000
Dividend shares value		2,500,000	2,500,000	2,500,000	2,500,000
Convertible shares				373,333		373,333
Common Stock [Member]
Series A Preferred Stock [Line Items]
Common stock converted price per share (in Dollars per share) | $ / shares	$ 11.5
Convertible shares						8,850,526
Common Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Convertible shares				1,028,986		1,028,986
Sponsor [Member] | Series A Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Dividend payment (in Dollars) | $				$ 0		$ 600,000